Short-Term Bank Loans, Net	12 Months Ended
Dec. 31, 2016
Convertible Promissory Note, Short-Term Bank Loans, Net & Secured Loans [Abstract]
SHORT-TERM BANK LOANS, NET

13. SHORT-TERM BANK LOANS, NET

The following is a summary of the principal and balance of the Company’s short-term bank loans as of December 31, 2016 and 2015:

				December 31,	December 31,
Lender Name	Entrust Bank name	Interest rate	Term	2016	2015
Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd.	Tianshan Rural Commercial Bank	Fixed annual rate of 10.0%	From January 7, 2016 to January 6 , 2017	$1,439,932	$-
Urumqi Changhe Financing Guarantee Co., Ltd.	Tianshan Rural Commercial Bank	Fixed annual rate of 10.0%	From August 9, 2016 to August 8, 2017	1,439,932	-
Urumqi Changhe Financing Guarantee Co., Ltd.	Bank of Urumqi Co., Ltd	Fixed annual rate of 10.0%	From July 13, 2016 to July 13, 2017	1,439,932	-
Urumqi Changhe Financing Guarantee Co., Ltd.	Shanghai Pudong Development Bank	Fixed annual rate of 7.0%	From December 22, 2016 to December 21, 2017	3,311,845	-
				7,631,641	-
Less unamortized financing cost				(159,111)	-
Short-term bank loans less unamortized financing cost				$7,472,530	$-

Interest expense incurred on the above short-term bank loans was $580,843 and $145,400 for the years ended December 31, 2016 and 2015, respectively. Financing expenses amortized on the above short-term bank loans was $134,692 and nil for the years ended December 31, 2016 and 2015, respectively. The loans were guaranteed by certain shareholders in Feng Hui and related parties. (See Note 23)

During the year ended December 31, 2015, Feng Hui was granted loans from China Merchants Bank which were entrusted by a former related party of Feng Hui, Urumqi Changhe Financing Guarantee Co., Ltd (“Changhe”), who was a shareholder of Feng Hui before May 5, 2015. After Changhe ceased to be Feng Hui’s shareholder, it entrusted Tianshan Rural Commercial Bank to grant Feng Hui more loans. The interest expenses incurred on loans provided by Changhe were $347,668 for the year ended December 31, 2015.

During the year ended December 31, 2016, Feng Hui was granted loans from Tianshan Rural Commercial Bank which were entrusted by Changhe and Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd. (“Zhengxin”). The interest expenses incurred on loans provided by Changhe and Zhengxin were $417,550 and $163,292 for the year ended December 31, 2016.